Document And Entity Information	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	SITE Centers Corp.
Entity Central Index Key	0000894315
Entity Emerging Growth Company	false
Entity File Number	1-11690
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1723097
Entity Address, Address Line One	3300 Enterprise Parkway
Entity Address, City or Town	Beachwood
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	(216)
Local Phone Number	755-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, Par Value $0.10 Per Share
Trading Symbol	SITC
Security Exchange Name	NYSE